UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  6/30/03

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  	Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       August 11, 2003

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $118,647



List of Other Included Managers:

NONE



FORM 13F INFORMATION TABLE
Column 1                        Column 2      Column 3       Column 4
Column 6      Column 7               Column 8
                                                             VALUE       SHRS or
SH/ PUT/INVESTMENT    OTHER               Voting Authority
NAME OF ISSUER                  TITLE OF CLASSCUSIP          (x$1000)    PRN AMT
PRN CALLDISCRETION    MANAGERS SOLE   Shared None

AMR Corp                        com           001765106      $
50SH      Sole                   50
ANC Rental Corp                 com           00181310       $
12SH      Sole                   12
Alliance Capital Mgmt. Ltd. Partcom           018548107      $
6200SH      Sole                   6,200
Allstate Corp                   com           020002101      $
4837SH      Sole                   4,837
American International Group, Incom           026874107      $
92967SH      Sole                   92,967
Amerisource Health              com           03071P102      $
100300SH      Sole                   100,300
Bank of America Corp            com           06050510       $
712SH      Sole                   712
Block H&R Inc.                  com           093671105      $
162595SH      Sole                   162,595
Bridgehampton National Bank     com           108035106      $
64372SH      Sole                   64,372
Burlington Resources Inc.       com           122014103      $
2000SH      Sole                   2,000
CMS Energy Corp Com             com           125896100      $
5000SH      Sole                   5,000
COSI Inc.                       com           22122P101      $
9000SH      Sole                   9,000
CVS Corporation Delaware        com           126650100      $
120750SH      Sole                   120,750
Cardinal Health Inc             com           14149Y108      $
109825SH      Sole                   109,825
Carmax Group                    com           143130102      $
190600SH      Sole                   190,600
Citigroup Inc                   com           172967101      $
114991SH      Sole                   114,991
Exxon Mobil Corp Com            com           302290101      $
1712SH      Sole                   1,712
Gannett Inc.                    com           364730101      $
73810SH      Sole                   73,810
General Electric                com           369604103      $
149985SH      Sole                   149,985
Grainger (WW)Inc.               com           384802104      $
43820SH      Sole                   43,820
Health Care Reit Inc.           com           42217K106      $
700SH      Sole                   700
Home Depot Inc.                 com           437076102      $
117280SH      Sole                   117,280
Illinois Tool Wks Inc.          com           452308109      $
94402SH      Sole                   94,402
Johnson & Johnson               com           478160104      $
55062SH      Sole                   55,062
KeyCorp                         com           493267108      $
2596SH      Sole                   2,596
L-3 Communications Hldgs        com           502424104      $
125920SH      Sole                   125,920
Lowe's                          com           548661107      $
1500SH      Sole                   1,500
Morgan Stanley, Dean Witter & Cocom           617446448      $
7550SH      Sole                   7,550
Northern Trust Corp.            com           66585910       $
1104SH      Sole                   1,104
Pepsico, Inc.                   com           713448108      $
100150SH      Sole                   100,150
Pfizer Inc.                     com           717081103      $
198081SH      Sole                   198,081
Sabre Hldgs Corp                com           785905100      $
36SH      Sole                   36
Sealed Air Corp.                com           81211K100      $
127449SH      Sole                   127,449
Sears Roebuck & Co.             com           812387108      $
2000SH      Sole                   2,000
Solectron Corp                  com           834182107      $
4000SH      Sole                   4,000
Staples Inc                     com           855030102      $
373175SH      Sole                   373,175
Target Corp                     com           87612E106      $
162400SH      Sole                   162,400
Tennant Co.                     com           880345103      $
3100SH      Sole                   3,100
Vodafone Airtouch PLC Sponsored com           92857T107      $
114780SH      Sole                   114,780
Wal-Mart Stores                 com           931142103      $
99475SH      Sole                   99,475
Walgreen Co.                    com           931422109      $
141695SH      Sole                   141,695
Merrill Lynch PFD Capital Trust pfd           59021K205      $
16300SH      Sole                   16,300
Morgan Stanley Cap Tr PFD CAP 7.pfd           61747N109      $
80400SH      Sole                   80,400
Sealed Air Corp New             pfd           81211K209      $
1200SH      Sole                   1,200

TOTAL                                                        $           118,647


